PROPERTY AND EQUIPMENT, NET - Components of Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment, Net
Cost	$ 3,318,471	$ 3,173,140
Less: accumulated depreciation	(973,189)	(730,313)
Sub-total	2,345,282	2,442,827
Construction in progress	338,812	212,602
Property and equipment, net	2,684,094	2,655,429
Buildings [Member]
Property and Equipment, Net
Cost	2,439,083	2,439,117
Furniture, fixtures and equipment [Member]
Property and Equipment, Net
Cost	430,941	403,577
Leasehold improvements [Member]
Property and Equipment, Net
Cost	232,526	179,089
Plant and gaming machinery [Member]
Property and Equipment, Net
Cost	153,660	147,084
Aircraft [Member]
Property and Equipment, Net
Cost	54,632
Motor vehicles [Member]
Property and Equipment, Net
Cost	$ 7,629	$ 4,273